Quarterly Holdings Report
for
Fidelity® Overseas Fund
January 31, 2022
OVE-NPRT1-0422
1.813070.117
Common Stocks - 97.4%
	Shares	Value ($)
Australia - 0.0%
Lynas Rare Earths Ltd. (a)	657,236	4,245,155
Austria - 0.5%
Erste Group Bank AG	1,104,700	51,634,309
Bailiwick of Jersey - 1.1%
Ferguson PLC	729,400	114,727,776
Belgium - 1.1%
Azelis Group NV	476,400	12,130,441
KBC Groep NV	1,087,454	94,575,181
TOTAL BELGIUM		106,705,622
Bermuda - 2.0%
Genpact Ltd.	1,186,100	59,008,475
Hiscox Ltd.	2,862,313	37,623,322
IHS Markit Ltd.	915,100	106,874,529
TOTAL BERMUDA		203,506,326
Canada - 1.4%
Constellation Software, Inc.	74,900	129,003,119
Topicus.Com, Inc.	122,288	9,923,303
TOTAL CANADA		138,926,422
Cayman Islands - 0.7%
Parade Technologies Ltd.	1,013,000	74,848,242
Denmark - 1.8%
DSV A/S	723,100	146,919,986
GN Store Nord A/S	647,200	39,164,637
TOTAL DENMARK		186,084,623
Finland - 0.9%
Nordea Bank ABP	7,419,600	88,127,701
France - 15.6%
Air Liquide SA	620,800	106,193,627
ALTEN	524,556	85,558,303
Antin Infrastructure Partners SA	198,900	6,055,046
BNP Paribas SA	1,856,100	132,505,886
Capgemini SA	705,333	158,570,351
Compagnie de St. Gobain	1,332,200	90,146,606
Dassault Systemes SA	1,741,800	84,230,612
Edenred SA	2,032,979	87,321,276
Legrand SA	1,085,300	110,454,335
LVMH Moet Hennessy Louis Vuitton SE	303,263	249,093,389
Pernod Ricard SA	464,800	99,420,431
Safran SA	669,100	81,007,420
Teleperformance	336,866	126,860,059
Total SA	2,836,344	161,295,668
TOTAL FRANCE		1,578,713,009
Germany - 6.5%
Allianz SE	518,900	133,228,961
Auto1 Group SE (b)	100,600	1,755,034
Brenntag SE	833,300	71,394,006
Deutsche Borse AG	523,400	93,035,629
Hannover Reuck SE	492,200	99,297,467
Merck KGaA	530,200	116,271,932
SAP SE	286,945	36,000,454
Siemens Healthineers AG (b)	1,342,900	86,297,800
SUSE SA (a)	544,174	17,947,770
TOTAL GERMANY		655,229,053
Hong Kong - 1.5%
AIA Group Ltd.	14,249,400	148,761,061
Chervon Holdings Ltd. (a)	699,700	5,056,545
TOTAL HONG KONG		153,817,606
India - 1.4%
HDFC Bank Ltd.	3,816,200	76,795,977
Reliance Industries Ltd.	2,117,853	68,295,152
TOTAL INDIA		145,091,129
Ireland - 2.5%
Flutter Entertainment PLC (a)	248,774	37,906,599
ICON PLC (a)	231,000	61,381,320
Kingspan Group PLC (Ireland)	840,900	80,942,584
Linde PLC	232,500	74,093,100
TOTAL IRELAND		254,323,603
Italy - 2.3%
FinecoBank SpA	4,242,800	71,331,058
GVS SpA (b)	528,100	5,913,294
Moncler SpA	1,078,800	69,236,908
Recordati SpA	1,604,930	89,908,950
TOTAL ITALY		236,390,210
Japan - 14.7%
Advantest Corp.	648,200	55,169,983
Capcom Co. Ltd.	997,300	24,075,576
FUJIFILM Holdings Corp.	1,132,300	75,904,902
Hoya Corp.	1,059,700	137,409,545
Iriso Electronics Co. Ltd.	501,900	20,379,091
Kao Corp.	902,200	45,084,359
Keyence Corp.	192,760	98,870,972
Misumi Group, Inc.	1,737,300	56,361,281
Nitori Holdings Co. Ltd.	312,100	44,712,278
NOF Corp.	941,400	43,106,839
Olympus Corp.	3,289,200	73,602,586
Persol Holdings Co. Ltd.	2,388,800	61,668,823
Recruit Holdings Co. Ltd.	2,409,900	119,117,999
Relo Group, Inc.	1,789,700	32,297,933
Shin-Etsu Chemical Co. Ltd.	533,700	89,293,027
SMC Corp.	146,700	81,823,619
Sony Group Corp.	1,488,000	166,460,292
Suzuki Motor Corp.	1,035,500	44,085,533
TIS, Inc.	1,566,000	41,186,837
Tokyo Electron Ltd.	296,500	145,027,981
Tsuruha Holdings, Inc.	391,700	31,549,235
TOTAL JAPAN		1,487,188,691
Kenya - 0.3%
Safaricom Ltd.	99,329,800	32,264,697
Netherlands - 8.2%
Akzo Nobel NV	642,100	66,462,264
ASM International NV (Netherlands)	215,900	74,179,030
ASML Holding NV (Netherlands)	413,800	280,264,397
Euronext NV (b)	648,180	62,492,525
IMCD NV	632,924	108,875,554
Koninklijke Philips Electronics NV	1,202,098	39,985,733
Prosus NV	828,100	68,894,486
Wolters Kluwer NV	1,232,700	125,462,458
TOTAL NETHERLANDS		826,616,447
Spain - 2.3%
Aena SME SA (a)(b)	366,300	59,187,690
Amadeus IT Holding SA Class A (a)	1,448,557	99,603,110
Cellnex Telecom SA (b)	1,644,529	74,572,178
TOTAL SPAIN		233,362,978
Sweden - 5.9%
Addlife AB	2,778,272	79,933,496
AddTech AB (B Shares)	3,841,696	71,066,956
ASSA ABLOY AB (B Shares)	3,595,500	98,452,382
Atlas Copco AB (A Shares)	1,655,986	98,011,307
Hexagon AB (B Shares)	8,309,642	112,081,033
Indutrade AB	4,411,801	109,755,911
Kry International AB (c)(d)	2,787	793,535
Nordnet AB	1,778,863	27,723,691
TOTAL SWEDEN		597,818,311
Switzerland - 10.6%
Julius Baer Group Ltd.	1,425,689	93,168,335
Lonza Group AG	142,432	98,198,584
Nestle SA (Reg. S)	2,180,010	281,522,955
Roche Holding AG (participation certificate)	596,948	231,018,507
Sika AG	411,292	143,900,482
Sonova Holding AG	295,731	105,351,224
Zurich Insurance Group Ltd.	244,450	116,922,484
TOTAL SWITZERLAND		1,070,082,571
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,669,000	108,042,045
United Kingdom - 9.6%
Ashtead Group PLC	851,800	60,927,564
Beazley PLC (a)	7,945,200	52,749,847
Bridgepoint Group Holdings Ltd. (b)	4,007,057	20,856,481
Compass Group PLC	5,215,198	118,529,205
Dechra Pharmaceuticals PLC	991,795	55,708,196
Diageo PLC	3,222,600	162,616,901
Diploma PLC	1,567,295	58,825,407
Dr. Martens Ltd.	788,600	3,276,395
Future PLC	396,500	16,911,276
JTC PLC (b)	2,649,000	28,027,336
RELX PLC (London Stock Exchange)	4,213,100	129,596,655
Rentokil Initial PLC	12,481,915	87,407,661
Smith & Nephew PLC	3,290,500	55,961,461
St. James's Place PLC	3,688,400	76,137,575
Volution Group PLC	7,215,267	48,888,346
TOTAL UNITED KINGDOM		976,420,306
United States of America - 5.4%
Ares Management Corp.	1,075,600	85,746,832
Boston Scientific Corp. (a)	1,079,800	46,323,420
CBRE Group, Inc.	710,800	72,032,472
Equifax, Inc.	288,900	69,266,664
Intercontinental Exchange, Inc.	585,100	74,108,766
Marsh & McLennan Companies, Inc.	678,900	104,306,196
Moody's Corp.	189,800	65,101,400
Pool Corp.	68,600	32,670,750
TOTAL UNITED STATES OF AMERICA		549,556,500
TOTAL COMMON STOCKS (Cost $6,971,151,343)		9,873,723,332

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (c)(d) (Cost $7,360,943)	16,101	4,584,392

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $271,812,607)	271,758,256	271,812,607

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,250,324,893)	10,150,120,331
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,057,663)
NET ASSETS - 100.0%	10,142,062,668

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,102,338 or 3.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,377,927 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410
Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	322,300,071	634,886,604	685,374,068	46,355	-	-	271,812,607	0.5%
Fidelity Securities Lending Cash Central Fund 0.08%	-	1,331	1,331	-	-	-	-	0.0%
Total	322,300,071	634,887,935	685,375,399	46,355	-	-	271,812,607

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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